INCOME TAXES - Consolidated Earnings (Loss) from Continuing Operations Before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. earnings (loss)	$ (908)	$ (3,596)	$ (7,356)
Non-U.S. earnings (loss)	109	(2,099)	(1,136)
Earnings (loss) from continuing operations before income taxes	$ (799)	$ (5,695)	$ (8,492)